COMMON STOCK	12 Months Ended
Dec. 31, 2021
Branded Online Inc dba Nogin [Member]
COMMON STOCK
10.	COMMON STOCK
Holders of common stock are entitled to one vote per share and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to common stockholders. The holders of common stock have no preemptive or other subscription rights, and there is no redemption or sinking fund provisions with respect to such shares.
Common stock is subordinate to the preferred stock with respect to rights upon liquidation of the Company.